American Century Investments®
Quarterly Portfolio Holdings
American Century® Large Cap Equity ETF (ACLC)
May 31, 2026

Large Cap Equity ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Air Freight and Logistics — 0.5%
FedEx Corp.	3,854	1,586,884
Automobiles — 1.4%
Tesla, Inc.(1)	10,271	4,475,999
Banks — 3.9%
Bank of America Corp.	78,389	4,044,872
JPMorgan Chase & Co.	14,445	4,323,533
Regions Financial Corp.	132,723	3,716,244
		12,084,649
Beverages — 0.7%
PepsiCo, Inc.	14,252	2,054,996
Biotechnology — 2.2%
AbbVie, Inc.	12,427	2,705,607
Gilead Sciences, Inc.	18,517	2,489,240
Vertex Pharmaceuticals, Inc.(1)	3,446	1,542,223
		6,737,070
Broadline Retail — 3.9%
Amazon.com, Inc.(1)	44,322	11,995,306
Building Products — 1.5%
Johnson Controls International PLC	17,277	2,316,155
Trane Technologies PLC	5,367	2,422,127
		4,738,282
Capital Markets — 4.3%
Ameriprise Financial, Inc.	3,476	1,549,288
Blackrock, Inc.	1,716	1,796,446
Goldman Sachs Group, Inc.	2,737	2,806,958
Intercontinental Exchange, Inc.	8,394	1,241,053
KKR & Co., Inc.	11,268	1,081,052
Morgan Stanley	12,094	2,515,552
S&P Global, Inc.	5,816	2,465,984
		13,456,333
Chemicals — 1.5%
Ecolab, Inc.	6,260	1,602,560
Linde PLC	6,137	3,054,324
		4,656,884
Communications Equipment — 0.7%
Motorola Solutions, Inc.	5,426	2,188,197
Consumer Finance — 0.8%
American Express Co.	7,911	2,503,594
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	2,074	1,983,408
Sysco Corp.	26,540	2,011,997
		3,995,405
Containers and Packaging — 0.4%
Ball Corp.	23,068	1,261,128
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	21,016	1,004,775
Electric Utilities — 1.6%
NextEra Energy, Inc.	56,052	4,877,084

Electrical Equipment — 1.5%
Eaton Corp. PLC	6,147	2,462,488
GE Vernova, Inc.	2,159	2,090,603
		4,553,091
Electronic Equipment, Instruments and Components — 0.6%
Amphenol Corp., Class A	8,901	1,324,113
Coherent Corp.(1)	1,475	533,168
		1,857,281
Energy Equipment and Services — 1.4%
SLB Ltd.	80,807	4,408,022
Entertainment — 0.8%
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,803	436,064
Netflix, Inc.(1)	24,069	2,070,416
		2,506,480
Financial Services — 2.3%
Mastercard, Inc., Class A	9,092	4,491,266
Visa, Inc., Class A	7,931	2,588,361
		7,079,627
Ground Transportation — 0.9%
Uber Technologies, Inc.(1)	16,288	1,146,675
Union Pacific Corp.	6,074	1,595,276
		2,741,951
Health Care Equipment and Supplies — 0.8%
IDEXX Laboratories, Inc.(1)	2,546	1,434,747
Intuitive Surgical, Inc.(1)	2,732	1,160,117
		2,594,864
Health Care Providers and Services — 1.7%
Cencora, Inc.	4,212	1,134,544
Cigna Group	8,540	2,368,996
UnitedHealth Group, Inc.	4,652	1,769,202
		5,272,742
Health Care REITs — 1.0%
Welltower, Inc.	15,854	3,255,302
Hotels, Restaurants and Leisure — 1.4%
Airbnb, Inc., Class A(1)	3,755	500,579
Booking Holdings, Inc.	8,332	1,395,027
Marriott International, Inc., Class A	6,501	2,441,775
		4,337,381
Household Products — 1.7%
Church & Dwight Co., Inc.	14,184	1,356,416
Colgate-Palmolive Co.	11,160	1,005,851
Procter & Gamble Co.	20,478	2,939,821
		5,302,088
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	9,894	2,353,387
Industrial REITs — 1.1%
Prologis, Inc.	22,742	3,262,795
Insurance — 1.3%
Marsh & McLennan Cos., Inc.	6,483	1,037,086
MetLife, Inc.	25,287	2,090,982
Progressive Corp.	5,496	1,046,438
		4,174,506
Interactive Media and Services — 8.6%
Alphabet, Inc., Class A	55,694	21,182,656
Meta Platforms, Inc., Class A	8,477	5,361,787
		26,544,443

IT Services — 1.6%
International Business Machines Corp.	14,615	4,352,347
MongoDB, Inc.(1)	2,197	737,203
		5,089,550
Life Sciences Tools and Services — 1.7%
Agilent Technologies, Inc.	7,696	1,043,039
Danaher Corp.	12,697	2,319,361
Thermo Fisher Scientific, Inc.	3,689	1,816,869
		5,179,269
Machinery — 2.8%
Cummins, Inc.	5,650	3,653,460
Deere & Co.	2,859	1,550,093
Parker-Hannifin Corp.	1,875	1,583,681
Xylem, Inc.	16,493	1,806,643
		8,593,877
Oil, Gas and Consumable Fuels — 1.1%
Cheniere Energy, Inc.	2,856	642,200
Williams Cos., Inc.	38,219	2,728,455
		3,370,655
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	15,372	878,971
Eli Lilly & Co.	4,221	4,664,205
Merck & Co., Inc.	13,577	1,611,861
		7,155,037
Professional Services — 0.5%
Automatic Data Processing, Inc.	6,781	1,504,297
Semiconductors and Semiconductor Equipment — 18.4%
Analog Devices, Inc.	11,904	4,926,471
Applied Materials, Inc.	6,802	3,061,308
ASML Holding NV, NY Shares	850	1,370,846
Broadcom, Inc.	26,712	11,934,120
Lam Research Corp.	7,779	2,475,122
Micron Technology, Inc.	5,478	5,319,138
NVIDIA Corp.	123,507	26,077,268
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,115	1,721,922
		56,886,195
Software — 10.3%
AppLovin Corp., Class A(1)	2,334	1,430,952
Cadence Design Systems, Inc.(1)	9,019	3,381,494
Crowdstrike Holdings, Inc., Class A(1)	2,573	1,880,863
Dynatrace, Inc.(1)	29,042	1,236,899
Microsoft Corp.	45,289	20,390,919
Salesforce, Inc.	4,880	932,568
ServiceNow, Inc.(1)	12,602	1,567,311
Workday, Inc., Class A(1)	7,071	1,033,709
		31,854,715
Specialized REITs — 0.6%
Equinix, Inc.	1,657	1,769,742
Specialty Retail — 2.6%
Home Depot, Inc.	10,510	3,333,142
O'Reilly Automotive, Inc.(1)	17,372	1,509,279
TJX Cos., Inc.	20,960	3,243,560
		8,085,981

Technology Hardware, Storage and Peripherals — 5.7%
Apple, Inc.	50,507	15,761,215
Western Digital Corp.	3,644	1,935,729
		17,696,944
Trading Companies and Distributors — 1.0%
Ferguson Enterprises, Inc.	5,387	1,217,300
United Rentals, Inc.	1,950	1,941,557
		3,158,857
TOTAL COMMON STOCKS (Cost $243,721,670)		308,205,665
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $927,614)	927,614	927,614
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $244,649,284)		309,133,279
OTHER ASSETS AND LIABILITIES — 0.2%		470,336
TOTAL NET ASSETS — 100.0%		$309,603,615

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.